UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley Europe Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York            10036

(Address of principal executive offices)            (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley
Europe Opportunity Fund, Inc.

Semi-Annual Report

April 30, 2022

Morgan Stanley Europe Opportunity Fund, Inc.

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	7
Consolidated Expense Example	8
Consolidated Portfolio of Investments	10
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	14
Consolidated Statements of Changes in Net Assets	15
Notes to Consolidated Financial Statements	16
Consolidated Financial Highlights	30
Liquidity Risk Management Program	34
U.S. Customer Privacy Notice	35

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Europe Opportunity Fund, Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains consolidated financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2022

Total Return for the 6 Months Ended April 30, 2022
Class A	Class L	Class I	Class C	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
-36.42%	-36.60%	-36.34%	-36.70%	-11.73%	-17.47%

The performance of Morgan Stanley Europe Opportunity Fund, Inc.'s (the "Fund") four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

European equities declined during the six-month period ended April 30, 2022. Every sector in the MSCI Europe Index (the "Index"), with the exception of energy, declined during the period. Communication services, materials, health care, consumer staples and utilities outperformed the Index, while information technology, consumer discretionary, real estate and industrials all underperformed the Index.

Performance Analysis

All share classes of the Fund underperformed both the Index and the Lipper European Region Funds Index for the six months ended April 30, 2022, assuming no deduction of applicable sales charges.

For the six-month reporting period, the Fund underperformed the Index due to unfavorable stock selection and sector allocation. The top detractors from relative performance included stock selection in consumer discretionary, communication services and information technology. The top contributors to relative performance were sector overweight positions in communication services and consumer staples, as well as a sector underweight position in financials (where the Fund had no exposure).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/22
DSV Panalpina A/S	9.5%
Moncler SpA	6.6
Adidas AG	5.4
Evolution AB	5.2
ASML Holding N.V.	5.1
Davide Campari-Milano N.V.	5.0
Hermes International	4.9
HelloFresh SE	4.9
Kuehne & Nagel International AG (Registered)	4.5
Adyen N.V.	4.5
TOP FIVE COUNTRIES as of 04/30/22
United Kingdom	16.8%
Germany	14.3
Switzerland	11.9
Italy	11.5
Netherlands	9.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal market conditions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in high quality established and emerging companies located in Europe that the investment team believes are undervalued at the time of purchase.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2022
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class L Shares** (since 07/28/97) EUGCX	Class I Shares*** (since 07/28/97) EUGDX	Class C Shares† (since 04/30/15) MSEEX
1 Year	–30.72 –34.35[4]	%[3]	–31.06 —%[3]	–30.49 —%[3]	–31.27 –31.92[4]	%[3]
5 Years	6.87[3] 5.72[4]		6.32[3] —	7.23[3] —	6.05[3] 6.05[4]
10 Years	5.96[3] 5.39[4]		5.40[3] —	6.31[3] —	— —
Since Inception	4.95[3] 4.72[4]		4.25[3] —	5.28[3] —	3.22[3] 3.22[4]
Gross Expense Ratio	1.42		1.99	1.16	2.19

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/21 – 04/30/22.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/21	04/30/22	11/01/21 – 04/30/22
Class A
Actual (–36.42% return)	$1,000.00	$635.80	$5.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.90
Class L
Actual (–36.60% return)	$1,000.00	$634.00	$7.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49
Class I
Actual (–36.34% return)	$1,000.00	$636.60	$4.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual (–36.70% return)	$1,000.00	$633.00	$8.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.38%, 1.90%, 1.05% and 2.15% for Class A, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.44%, 2.04%, 1.17% and 2.19% for Class A, Class L, Class I and Class C shares, respectively.

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2022 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Denmark (9.5%)
	Air Freight & Logistics
111,671	DSV Panalpina A/S	$18,308,646
	France (8.1%)
	Beverages
29,483	Pernod Ricard SA	6,084,823
	Textiles, Apparel & Luxury Goods
7,700	Hermes International	9,494,538
	Total France	15,579,361
	Germany (14.3%)
	Food & Staples Retailing
224,375	HelloFresh SE (a)	9,458,349
	Textiles, Apparel & Luxury Goods
51,398	Adidas AG	10,364,878
106,993	Puma SE	7,872,395
		18,237,273
	Total Germany	27,695,622
	Italy (11.5%)
	Beverages
849,126	Davide Campari-Milano N.V.	9,580,842
	Textiles, Apparel & Luxury Goods
243,752	Moncler SpA	12,697,942
	Total Italy	22,278,784
	Netherlands (9.6%)
	Information Technology Services
5,215	Adyen N.V. (a)	8,747,085
	Semiconductors & Semiconductor Equipment
17,265	ASML Holding N.V.	9,798,552
	Total Netherlands	18,545,637
NUMBER OF SHARES		VALUE
	Norway (2.7%)
	Entertainment
729,835	Kahoot! ASA (a)(b)	$1,759,252
	Machinery
1,520,545	AutoStore Holdings Ltd. (a)(b)	3,391,274
	Total Norway	5,150,526
	Sweden (6.2%)
	Biotechnology
72,102	Vitrolife AB	1,853,962
	Hotels, Restaurants & Leisure
98,536	Evolution AB	10,109,625
	Total Sweden	11,963,587
	Switzerland (11.9%)
	Food Products
50	Chocoladefabriken Lindt & Spruengli AG (Registered)	5,927,900
	Health Care Equipment & Supplies
51,192	Straumann Holding AG (Registered)	6,035,105
	Marine
31,388	Kuehne & Nagel International AG (Registered)	8,780,675
	Textiles, Apparel & Luxury Goods
94,216	On Holding AG, Class A (a)	2,352,573
	Total Switzerland	23,096,253
	United Kingdom (16.8%)
	Beverages
103,174	Diageo PLC	5,147,233
261,262	Fevertree Drinks PLC	5,924,048
		11,071,281
	Biotechnology
440,680	Abcam PLC (a)	6,838,101
	Interactive Media & Services
1,117,671	Rightmove PLC	8,591,647

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet & Direct Marketing Retail
4,355,410	Deliveroo PLC (a)	$6,019,449
	Total United Kingdom	32,520,478
	United States (5.8%)
	Entertainment
67,749	Spotify Technology SA (a)	6,886,686
	Internet & Direct Marketing Retail
380,547	Farfetch Ltd., Class A (a)	4,262,126
	Total United States	11,148,812
	Total Common Stocks (Cost $220,675,610)	186,287,706
	Investment Company (1.1%)
	United States (1.1%)
83,803	Grayscale Bitcoin Trust (a) (Cost $3,646,698)	2,210,723
NUMBER OF SHARES (000)
	Short-Term Investments (2.0%)
	Securities held as Collateral on Loaned Securities (0.6%)
	Investment Company (0.5%)
988	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6)	988,391
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$106	HSBC Securities USA, Inc. (0.30%, dated 4/29/22, due 5/2/22; proceeds $106,074; fully collateralized by U.S. Government obligations; 0.25% - 7.50% due 4/30/23 - 12/31/28; valued at $108,193)	106,071
PRINCIPAL AMOUNT (000)		VALUE
$121	Merrill Lynch & Co., Inc. (0.28%, dated 4/29/22, due 5/2/22; proceeds $120,538; fully collateralized by a U.S. Government obligation; 0.13% due 7/15/22; valued at $122,947)	$120,536
		226,607
	Total Securities held as Collateral on Loaned Securities (Cost $1,214,998)	1,214,998
NUMBER OF SHARES (000)
	Investment Company (1.4%)
2,753	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6) (Cost $2,752,976)	2,752,976
	Total Short-Term Investments (Cost $3,967,974)	3,967,974
Total Investments (Cost $228,290,282) including $5,285,103 of Securities Loaned (c)(d)	99.5%	192,466,403
Other Assets in Excess of Liabilities	0.5	913,644
Net Assets	100.0%	$193,380,047

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at April 30, 2022.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2022 (unaudited) continued

  (c)  The fair value and percentage of net assets, $172,786,321 and 89.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Financial of Investments.

  (d)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,162,662 and the aggregate gross unrealized depreciation is $43,986,541, resulting in net unrealized depreciation of $35,823,879.

Consolidated Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$42,782,326		22.4%
Beverages	26,736,946		14.0
Air Freight & Logistics	18,308,646		9.6
Internet & Direct Marketing Retail	10,281,575		5.4
Hotels, Restaurants & Leisure	10,109,625		5.3
Semiconductors & Semiconductor Equipment	9,798,552		5.1
Food & Staples Retailing	9,458,349		4.9
Marine	8,780,675		4.6
Information Technology Services	8,747,085		4.6
Biotechnology	8,692,063		4.5
Entertainment	8,645,938		4.5
Interactive Media & Services	8,591,647		4.5
Health Care Equipment & Supplies	6,035,105		3.1
Food Products	5,927,900		3.1
Machinery	3,391,274		1.8
Investment Companies	2,752,976		1.4
Diversified Financial Services	2,210,723		1.2
	$191,251,405	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities April 30, 2022 (unaudited)

Assets:
Investments in securities, at value (cost $224,548,915) (Including $5,285,103 for securities loaned)	$188,725,036
Investment in affiliate, at value (cost $3,741,367)	3,741,367
Total investments in securities, at value (cost $228,290,282)	192,466,403
Foreign currency, at value (cost $355,664)	350,597
Receivable from Distributor	34,128
Receivable for:
Investments sold	1,835,176
Foreign withholding taxes reclaimed	506,855
Dividends	269,882
Capital stock sold	75,300
Securities lending income	1,287
Dividends from affiliate	328
Prepaid expenses and other assets	122,113
Total Assets	195,662,069
Liabilities:
Collateral on securities loaned, at value	1,214,998
Payable for:
Capital stock redeemed	751,215
Advisory fee	129,511
Directors' fees	37,982
Transfer and sub transfer agent fees	31,231
Distribution fee	30,963
Administration fee	14,428
Investments purchased	9,727
Accrued expenses and other payables	61,967
Total Liabilities	2,282,022
Net Assets	$193,380,047
Composition of Net Assets:
Paid-in-Capital	$228,357,494
Total Accumulated Loss	(34,977,447)
Net Assets	$193,380,047
Class A Shares:
Net Assets	$110,945,518
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	5,452,932
Net Asset Value Per Share	$20.35
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$21.48
Class L Shares:
Net Assets	$1,635,420
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	85,722
Net Asset Value Per Share	$19.08
Class I Shares:
Net Assets	$75,277,309
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	3,507,284
Net Asset Value Per Share	$21.46
Class C Shares:
Net Assets	$5,521,800
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	295,409
Net Asset Value Per Share	$18.69

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended April 30, 2022 (unaudited)

Net Investment Loss: Income
Dividends (net of $98,376 foreign withholding tax)	$785,898
Income from securities loaned - net	14,889
Dividends from affiliate (Note 6)	1,243
Total Income	802,030
Expenses
Advisory fee (Note 3)	1,365,897
Distribution fee (Class A shares) (Note 4)	194,875
Distribution fee (Class L shares) (Note 4)	8,242
Distribution fee (Class C shares) (Note 4)	40,359
Sub transfer agent fees and expenses (Class A shares)	76,073
Sub transfer agent fees and expenses (Class L shares)	861
Sub transfer agent fees and expenses (Class I shares)	71,923
Sub transfer agent fees and expenses (Class C shares)	3,127
Administration fee (Note 3)	125,600
Professional fees	83,256
Registration fees	47,286
Shareholder reports and notices	25,303
Custodian fees	24,164
Transfer agent fees and expenses (Class A shares) (Note 5)	13,510
Transfer agent fees and expenses (Class L shares) (Note 5)	1,447
Transfer agent fees and expenses (Class I shares) (Note 5)	3,600
Transfer agent fees and expenses (Class C shares) (Note 5)	1,462
Directors' fees and expenses	4,582
Interest expenses	709
Other	6,577
Total Expenses	2,098,853
Less: reimbursement of class specific expenses (Class A shares) (Note 3)	(27,560)
Less: reimbursement of class specific expenses (Class L shares) (Note 3)	(1,215)
Less: reimbursement of class specific expenses (Class I shares) (Note 3)	(75,178)
Less: reimbursement of class specific expenses (Class C shares) (Note 3)	(556)
Less: waiver of Advisory fees (Note 3)	(34,168)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(2,480)
Net Expenses	1,957,696
Net Investment Loss	(1,155,666)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	2,471,027
Foreign currency translation	(44,292)
Net Realized Gain	2,426,735
Change in Unrealized Appreciation (Depreciation) on:
Investments	(138,039,970)
Foreign currency translation	(53,555)
Net Change in Unrealized Appreciation (Depreciation)	(138,093,525)
Net Loss	(135,666,790)
Net Decrease	$(136,822,456)

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2022	FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(1,155,666)	$(2,233,377)
Net realized gain	2,426,735	22,754,197
Net change in unrealized appreciation (depreciation)	(138,093,525)	63,551,209
Net Increase (Decrease)	(136,822,456)	84,072,029
Dividends and Distributions to Shareholders:
Class A shares	(10,194,363)	(10,956,856)
Class L shares	(150,734)	(199,509)
Class I shares	(9,507,043)	(3,515,310)
Class C shares	(594,964)	(251,853)
Total Dividends and Distributions to Shareholders	(20,447,104)	(14,923,528)
Net increase (decrease) from capital stock transactions	(49,083,554)	176,716,305
Net Increase (Decrease)	(206,353,114)	245,864,806
Net Assets:
Beginning of period	399,733,161	153,868,355
End of Period	$193,380,047	$399,733,161

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Europe Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares and Class C shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Europe Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of April 30, 2022, the Subsidiary represented $2,237,863 or 1.16% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$5,285,103	(a)	$—	$(5,285,103	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of 1,214,998, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of $4,178,388 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2022:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$1,214,998	$—	$—	$—	$1,214,998
Total Borrowings	$1,214,998	$—	$—	$—	$1,214,998
Gross amount of recognized liabilities for securities lending transactions					$1,214,998

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Air Freight & Logistics	$—	$18,308,646	$—	$18,308,646
Beverages	—	26,736,946	—	26,736,946
Biotechnology	—	8,692,063	—	8,692,063
Entertainment	6,886,686	1,759,252	—	8,645,938
Food & Staples Retailing	—	9,458,349	—	9,458,349
Food Products	—	5,927,900	—	5,927,900
Health Care Equipment & Supplies	—	6,035,105	—	6,035,105
Hotels, Restaurants & Leisure	—	10,109,625	—	10,109,625
Information Technology Services	—	8,747,085	—	8,747,085
Interactive Media & Services	—	8,591,647	—	8,591,647
Internet & Direct Marketing Retail	4,262,126	6,019,449	—	10,281,575
Machinery	—	3,391,274	—	3,391,274
Marine	—	8,780,675	—	8,780,675
Semiconductors & Semiconductor Equipment	—	9,798,552	—	9,798,552
Textiles, Apparel & Luxury Goods	2,352,573	40,429,753	—	42,782,326
Total Common Stocks	13,501,385	172,786,321	—	186,287,706
Investment Company	2,210,723	—	—	2,210,723
Short-Term Investments
Investment Company	3,741,367	—	—	3,741,367
Repurchase Agreements	—	226,607	—	226,607
Total Short-Term Investments	3,741,367	226,607	—	3,967,974
Total Assets	$19,453,475	$173,012,928	$—	$192,466,403

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.38% for Class A, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2022, $34,168 of advisory fees were waived and $104,509 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2022, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2022, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $51,391 and received $35,135 in front-end sales charges from sales of the Fund's Class A shares. Class A shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2022, aggregated $37,788,051 and $99,450,672, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

ended April 30, 2022, advisory fees paid were reduced by $2,480 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2022
Liquidity Funds	$19,724,010	$92,639,946	$108,622,589	$1,243	$—	$—	$3,741,367

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2022, included in "Directors' fees and expenses" in the Consolidated Statement of Operations amounted to $677. At April 30, 2022, the Fund had an accrued pension liability of $37,982, which is reflected as "Directors' fees" in the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Market Risk and Risks Relating to Certain Financial Instruments

At April 30, 2022, investments in securities of issuers in the Germany, Switzerland and United Kingdom represented 14.3%, 11.9% and 16.8%, respectively, of the Fund's net assets. These investments, as

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

8. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2022		FOR THE YEAR ENDED OCTOBER 31, 2021
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	400,171	$11,454,846	1,446,388	$45,108,385
Reinvestment of dividends and distributions	318,281	9,815,780	376,878	10,605,359
Redeemed	(1,003,383)	(26,839,840)	(797,842)	(24,099,102)
Net increase (decrease) — Class A	(284,931)	(5,569,214)	1,025,424	31,614,642
CLASS L SHARES
Exchanged	4	258	5	138
Reinvestment of dividends and distributions	5,172	149,832	7,405	197,429
Redeemed	(6,356)	(187,966)	(10,624)	(306,869)
Net decrease — Class L	(1,180)	(37,876)	(3,214)	(109,302)
CLASS I SHARES
Sold	2,179,777	63,955,568	4,809,775	161,669,488
Reinvestment of dividends and distributions	257,866	8,378,062	81,954	2,415,170
Redeemed	(4,344,408)	(115,565,758)	(802,075)	(26,143,377)
Net increase (decrease) — Class I	(1,906,765)	(43,232,128)	4,089,654	137,941,281
CLASS C SHARES
Sold	46,061	1,218,073	258,729	7,519,662
Reinvestment of dividends and distributions	20,797	590,835	9,501	249,403
Redeemed	(89,986)	(2,053,244)	(17,085)	(499,381)
Net increase (decrease) — Class C	(23,128)	(244,336)	251,145	7,269,684
Net increase (decrease) in Fund	(2,216,004)	$(49,083,554)	5,363,009	$176,716,305

9. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

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Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 DISTRIBUTIONS PAID FROM:		2020 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$456,148	$14,467,380	$612,080	$2,667,473

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2022 (unaudited) continued

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2021.

At October 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$9,919,743	$10,527,259

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2022, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.5%.

13. Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	FOR	AGAINST
Frances L. Cashman	8,773,523	317,748
Nancy C. Everett	8,566,471	524,800
Eddie A. Grier	8,776,823	314,448
Jakki L. Haussler	8,569,720	521,551
Patricia A. Maleski	8,797,619	293,652

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights

Selected ratios and per share data for a share of outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$33.87		$24.65		$19.65		$17.50		$18.76		$15.39
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.11)		(0.29)		(0.08)		0.11		0.11		0.10
Net realized and unrealized gain (loss)	(11.62)		11.77		5.72		2.12		(1.26)		3.63
Total income (loss) from investment operations	(11.73)		11.48		5.64		2.23		(1.15)		3.73
Less distributions from:
Net investment Income	—		—		(0.12)		(0.08)		(0.11)		(0.36)
Net realized gain	(1.79)		(2.26)		(0.52)		—		—		—
Total distributions	(1.79)		(2.26)		(0.64)		(0.08)		(0.11)		(0.36)
Redemption fees	—		—		—		0.00	(3)	—		—
Net asset value, end of period	$20.35		$33.87		$24.65		$19.65		$17.50		$18.76
Total Return(4)	(36.42	)%(8)	48.43%		29.48%		12.88%		(6.14)%		24.77%
Ratios to Average Net Assets:
Net expenses	1.38	%(5)(6)(9)	1.38	%(5)(6)	1.37	%(5)(6)	1.38	%(5)(6)	1.40	%(5)(6)	1.40	%(5)(6)
Net expenses excluding interest expenses	1.38	%(5)(6)(9)	N/A		N/A		N/A		N/A		N/A
Net investment income (loss)	(0.83	)%(5)(6)(9)	(0.92	)%(5)(6)	(0.38	)%(5)(6)	0.58	%(5)(6)	0.61	%(5)(6)	0.59	%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$110,946		$194,355		$116,141		$92,562		$6,307		$7,719
Portfolio turnover rate	13	%(8)	22%		85%		13%		11%		65%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2022	1.44%	(0.89)%
October 31, 2021	1.42	(0.96)
October 31, 2020	1.61	(0.62)
October 31, 2019	1.65	0.31
October 31, 2018	1.62	0.39
October 31, 2017	1.72	0.27

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$31.96		$23.47		$18.72		$16.68		$17.88		$14.69
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.17)		(0.42)		(0.18)		0.02		0.01		0.02
Net realized and unrealized gain (loss)	(10.92)		11.17		5.45		2.02		(1.18)		3.46
Total income (loss) from investment operations	(11.09)		10.75		5.27		2.04		(1.17)		3.48
Less distributions from:
Net investment income	—		—		(0.00	)(3)	(0.00	)(3)	(0.03)		(0.29)
Net realized gain	(1.79)		(2.26)		(0.52)		—		—		—
Total distributions	(1.79)		(2.26)		(0.52)		(0.00	)(3)	(0.03)		(0.29)
Redemption fees	—		—		—		0.00	(3)	—		—
Net asset value, end of period	$19.08		$31.96		$23.47		$18.72		$16.68		$17.88
Total Return(4)	(36.60	)%(8)	47.71%		28.81%		12.24%		(6.56)%		24.16%
Ratios to Average Net Assets:
Net expenses	1.90	%(5)(6)(9)	1.90	%(5)(6)	1.89	%(5)(6)	1.90	%(5)(6)	1.90	%(5)(6)	1.90	%(5)(6)
Net expenses excluding interest expenses	1.90	%(5)(6)(9)	N/A		N/A		N/A		N/A		N/A
Net investment income (loss)	(1.34	)%(5)(6)(9)	(1.44	)%(5)(6)	(0.88	)%(5)(6)	0.12	%(5)(6)	0.08	%(5)(6)	0.12	%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$1,635		$2,777		$2,115		$1,859		$1,881		$2,350
Portfolio turnover rate	13	%(8)	22%		85%		13%		11%		65%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT (LOSS) RATIO
April 30, 2022	2.04%	(1.48)%
October 31, 2021	1.99	(1.53)
October 31, 2020	2.24	(1.23)
October 31, 2019	2.31	(0.29)
October 31, 2018	2.12	(0.14)
October 31, 2017	2.39	(0.37)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$35.57		$25.71		$20.45		$18.24		$19.54		$16.03
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.08)		(0.21)		(0.07)		0.18		0.17		0.16
Net realized and unrealized gain (loss)	(12.24)		12.33		6.01		2.20		(1.29)		3.79
Total income (loss) from investment operations	(12.32)		12.12		5.94		2.38		(1.12)		3.95
Less distributions from:
Net investment income	—		—		(0.16)		(0.17)		(0.18)		(0.44)
Net realized gain	(1.79)		(2.26)		(0.52)		—		—		—
Total distributions	(1.79)		(2.26)		(0.68)		(0.17)		(0.18)		(0.44)
Redemption fees	—		—		—		0.00	(3)	—		—
Net asset value, end of period	$21.46		$35.57		$25.71		$20.45		$18.24		$19.54
Total Return(4)	(36.34	)%(8)	48.95%		29.85%		13.28%		(5.81)%		25.28%
Ratios to Average Net Assets:
Net expenses	1.05	%(5)(6)(9)	1.05	%(5)(6)	1.04	%(5)(6)	1.05	%(5)(6)	1.05	%(5)(6)	1.05	%(5)(6)
Net expenses excluding interest expenses	1.05	%(5)(6)(9)	N/A		N/A		N/A		N/A		N/A
Net investment income (loss)	(0.58	)%(5)(6)(9)	(0.62	)%(5)(6)	(0.29	)%(5)(6)	0.98	%(5)(6)	0.87	%(5)(6)	0.89	%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$75,277		$192,604		$34,053		$6,374		$4,685		$5,375
Portfolio turnover rate	13	%(8)	22%		85%		13%		11%		65%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2022	1.17%	(0.70)%
October 31, 2021	1.16	(0.73)
October 31, 2020	1.40	(0.65)
October 31, 2019	1.36	0.67
October 31, 2018	1.34	0.58
October 31, 2017	1.33	0.61

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2022		2021		2020(1)		2019(1)		2018(1)		2017(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$31.39		$23.14		$18.58		$16.59		$17.80		$14.56
Income (loss) from investment operations:
Net investment loss(2)	(0.20)		(0.51)		(0.24)		(0.06)		(0.00	)(3)	(0.02)
Net realized and unrealized gain (loss)	(10.71)		11.02		5.40		2.05		(1.21)		3.44
Total income (loss) from investment operations	(10.91)		10.51		5.16		1.99		(1.21)		3.42
Less distributions from:
Net investment income	—		—		(0.08)		—		—		(0.18)
Net realized gain	(1.79)		(2.26)		(0.52)		—		—		—
Total distributions	(1.79)		(2.26)		(0.60)		—		—		(0.18)
Redemption fees	—		—		—		0.00	(3)	—		—
Net asset value, end of period	$18.69		$31.39		$23.14		$18.58		$16.59		$17.80
Total Return(4)	(36.70	)%(8)	47.32%		28.42%		12.06%		(6.80)%		23.80%
Ratios to Average Net Assets:
Net expenses	2.15	%(5)(6)(9)	2.15	%(5)(6)	2.14	%(5)(6)	2.15	%(5)(6)	2.15	%(5)(6)	2.15	%(5)(6)
Net expenses excluding interest expenses	2.15	%(5)(6)(9)	N/A		N/A		N/A		N/A		N/A
Net investment loss	(1.62	)%(5)(6)(9)	(1.72	)%(5)(6)	(1.21	)%(5)(6)	(0.34	)%(5)(6)	(0.02	)%(5)(6)	(0.12	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$5,522		$9,998		$1,559		$520		$270		$611
Portfolio turnover rate	13	%(8)	22%		85%		13%		11%		65%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2022	2.19%	(1.66)%
October 31, 2021	2.19	(1.76)
October 31, 2020	2.67	(1.74)
October 31, 2019	3.10	(1.29)
October 31, 2018	2.68	(0.55)
October 31, 2017	2.70	(0.67)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key

Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2022 Morgan Stanley

EUGSAN
4717859 EXP 06.30.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Europe Opportunity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 15, 2022